Other Intangible Assets - Schedule of finite-lived intangible assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,688	$ 720
Accumulated Amortization	(571)	(502)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	839	397
Accumulated Amortization	(292)	(261)
Trade names and trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	252	30
Accumulated Amortization	(37)	(25)
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	170	0
Accumulated Amortization	(7)	0
Software assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	424	293
Accumulated Amortization	(235)	(216)
Land use rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3	0
Accumulated Amortization	$ 0	$ 0